Other Non-financial Assets	12 Months Ended
Dec. 31, 2023
Disclosure of Other Non Financial Assets [abstract]
Other Non-financial Assets

NOTE 21. OTHER NON-FINANCIAL ASSETS
“Other Non-financial Assets” break down as follows:

	12.31.23	12.31.22
Payments on behalf of third parties	5,998,743	5,886,564
Advances of fees to Directors and Syndics	18,507	32,025
Advances to Personnel	183,132	80,135
Tax Credits	16,000,772	18,851,330
Payments made in Advance	28,267,550	19,357,660
Advances for Purchase of Assets	4,169,213	13,565,810
Investment properties (*)	5,301,923	5,114,404
Other Sundry Assets Measured at Cost	12,014,604	10,130,371
Assets Taken in Defense of Credits	201,292	312,756
Contract Assets	2,460,362	1,158,866
Others	3,131,222	3,893,171
Total	77,747,320	78,383,092
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(*)	Changes in “Investment Properties” are detailed in Schedule F.
Related-party information is disclosed in Note 51.